ASSETS/(LIABILITIES) HELD FOR SALE (Tables)	12 Months Ended
Mar. 31, 2024
Assetsliabilities Held For Sale
Schedule of assets held for sale

March 31,
2023

Land	$7,614,030
Building	13,684,878
Equipment	107,576
Total	21,406,484
Less: Accumulated depreciation	(1,070,648)
Property, plant and equipment held for sale, net	$20,335,836

Schedule of liabilities held for sale

March 31,
2023
National Bank of Canada (“National Bank”) (1)	$5,549,249
HSBC Bank (2)	11,219,392
Private mortgage (3)	$2,955,600
Less: unamortized financing cost	(14,858)
Total	$19,709,383

(1)

On November 26, 2020, the Company entered into a loan agreement with National Bank to borrow $6.4 million (C$8.0 million) as the refinance on its property. The loan bears a fixed rate of 3.09% per annum for 4-year term, and the loan is amortized over 25 years. The monthly payment of $30,466 (C$38,312) including principal and interest was made since January 2021. National Bank also offers a maximum $19,880 (C$25,000) limit on the master credit card under the Company’s name.

The above financing facilities are guaranteed by the real estate property located at 41 Metropolitan Road, Toronto, and limited personal guarantee from Ms. Fan Zhou in the amount of $4.8 million (C$6.0 million) plus accrued interest and enforcement costs.

The loan was associated with assets held for sale and thus the remaining balance of $5,549,249 (C$7,492,648) was reclassified as current liabilities held for sale.

The complied financial ratio required by National Bank includes but not limited to the following:

•	A debt service coverage ratio not less than 1.25 at fiscal year end.
•	The borrower shall not take on additional debt or further encumber on the property without written consent of the Bank.
•	The nature of the Borrower’s business shall not be substantially changed without written consent of the Bank.
•	The loan is limited personal guarantee from Ms. Fan Zhou in the amount of $4.8 million (C$6,000,000) plus accrued interest and enforcement costs.

The Company paid $31,808 negotiation fee upon acceptance of the loan agreement. The amount was recorded as deferred financing costs and amortized over the term 4 years.

During the year ended March 31, 2024, the Company sold the property in June 2023 and use the proceeds of sale to pay off the outstanding mortgage balance of approximately $5.6 million.

(2)	In connection with the purchase of two office buildings at a cost of $10.0 million (C$12.5 million) and $7.9 million (C$9.9 million), respectively, on April 15, 2021, two of the Company’s subsidiaries, Animation Group and NeoCanaan Investment, obtained bank loans of $7.2 million (C$9.0 million) and $5.5 million (C$7.0 million), respectively, from HSBC Bank. The loans have five-years terms with a fixed interest rate of 3.3% per annum, with equal monthly instalments ($35,290 and $27,448 respectively) of blended principal and interest over an amortization period of 25 years. Both bank loans are cross guaranteed by the two subsidiaries, and also guaranteed by Ms. Fan Zhou personally and the Company, with a collateral of the two office buildings purchased. To meet the Bank’s covenants, the Company’s two subsidiaries holding the ownership of these two office buildings have to keep the debt service coverage ratio higher than 1.20. The bank has right to recall the loan if the Company does not meet the annual assessment and review.

The Company paid a $49,108 (C$62,566) negotiation fee and legal fee on both buildings upon acceptance of the loan agreement. The amount was recorded against the loan balance and amortized over the term two years.

During the year ended March 31, 2023, the loan of $11,219,392 (C$15,181,304) associated with assets held for sale was reclassified as current liabilities held for sale.

During the year ended March 31, 2024, the remaining outstanding loan balance of $11,027,234 (C$14,929,913) associated with these assets was reclassified from current liabilities held for sale to current mortgage payable. (see Note 10).

(3)	On July 13, 2022, the Company entered a private mortgage agreement with an unrelated party for a proceed of $2.95 million (C$4 million). The original loan term was 6 months from July 13, 2022 to January 13, 2023 (3 months closed and 3 months open) with a fixed interest rate of 13%, per annum. The loan was extended on January 13 to March 31, 2024 with a fixed interest rate of 15% per annum. The loan is guaranteed and secured by the two office buildings owned by Canada Animation Group and NeoCanaan Investments jointly, and Ms. Fan Zhou personally. During the year ended March 31, 2024, this private mortgage was reclassified from current liabilities held for sale to current mortgage payable. (see Note 10).